Contingent Liabilities - Additional Information (Details) - Dec. 06, 2018 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Disclosure Of Contingent Liabilities [Abstract]
Damages amount sought by claimant	¥ 100	$ 14.6